Related-Party Transactions - Additional Information (Detail)				1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015 USD ($)	Aug. 13, 2015 USD ($)	Jul. 17, 2015 USD ($) Business	Sep. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)	Mar. 11, 2015 USD ($)	Mar. 17, 2015 USD ($)	Sep. 27, 2014 USD ($)	Sep. 26, 2015 USD ($)	Sep. 27, 2014 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 28, 2014 USD ($)
Related Party Transaction [Line Items]
Transaction fees paid											$ 3,900,000
Revenue from unconsolidated affiliates												$ 600,000	$ 7,900,000
Costs incurred in connection with several transactions with unconsolidated affiliates												200,000	200,000
Accounts receivable from affiliates												400,000
Related party transactions				$ 5,750,000	$ 13,000,000
Assets sold to related party										$ 2,300,000
Davenport Acquisition [Member]
Related Party Transaction [Line Items]
Net cash paid for acquisitions	$ 448,710,000		$ 450,000,000
Blackstone Management Partners L.L.C. [Member]
Related Party Transaction [Line Items]
Management fees incurred							$ 1,000,000	$ 1,300,000		2,300,000	$ 4,400,000	2,600,000	2,100,000
Agreement date											Jul. 30, 2009
Percentage transaction fee on value of entity acquired									1.00%		1.00%
Consideration paid / received on assets acquired / disposed	1.00%								1.00%		1.00%
Transaction fees paid								600,000		2,300,000
Related party transactions				$ 13,000,000	$ 5,750,000
Consideration of Consolidated profit									Greater of $300,000 or 2.0%
Payment for services									$ 300,000
Threshold of annual consolidated profits									2.00%
Management fee agreement termination date									Mar. 17, 2015
Management fee paid as of termination									$ 13,800,000
Continental Cement Company, L.L.C. [Member]
Related Party Transaction [Line Items]
Sales to related parties						$ 1,400,000		$ 4,700,000		10,900,000	$ 14,300,000	12,700,000	$ 12,500,000
Accounts receivables due from related parties											$ 1,200,000	$ 200,000		$ 200,000
Non controlling interest owned										$ 700,000
Blackstone And Affiliates [Member]
Related Party Transaction [Line Items]
Management fee paid as of termination									13,400,000
Silverhawk Summit LP [Member]
Related Party Transaction [Line Items]
Management fee paid as of termination									400,000
Lafarge Na [Member] | Davenport Acquisition [Member]
Related Party Transaction [Line Items]
Net cash paid for acquisitions			$ 450,000,000
Purchase agreement date for assets acquired			Apr. 16, 2015
Purchase price paid	$ 370,000,000	$ 80,000,000
Lafarge Na [Member] | Bettendorf Iowa [Member]
Related Party Transaction [Line Items]
Number of cement distribution terminals acquired | Business			1
Blackstone Capital Partners VI Limited Partnership [Member] | Davenport Acquisition [Member]
Related Party Transaction [Line Items]
Equity commitment financing			$ 90,000,000
Deferred purchase price associated with acquisition			$ 80,000,000
Commitment fee paid									$ 1,800,000